Statement of Changes In Stockholders' Equity - 7 months ended Dec. 31, 2020 - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 04, 2020
Balance (in Shares) at Jun. 04, 2020
Issuance of common stock to initial stockholder at approximately $0.0001 per share		$ 863	24,137		25,000
Issuance of common stock to initial stockholder at approximately $0.0001 per share (in Shares)		8,625,000
Sale of Units in initial public offering at $10.00 per unit	$ 3,450		344,996,550		345,000,000
Sale of Units in initial public offering at $10.00 per unit (in Shares)	34,500,000
Underwriters’ discount and offering expenses			(19,498,140)		(19,498,140)
Sale of 5,933,334 Private Placement Warrants at $1.50 per warrant			8,900,000		8,900,000
Class A common stock subject to possible redemption	$ (3,292)		(329,198,778)		(329,202,070)
Class A common stock subject to possible redemption (in Shares)	(32,920,207)
Net loss				(224,785)	(224,785)
Balance at Dec. 31, 2020	$ 158	$ 863	$ 5,223,769	$ (224,785)	$ 5,000,005
Balance (in Shares) at Dec. 31, 2020	1,579,793	8,625,000